SUPPLEMENTAL FINANCIAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Cost of goods and services sold	$ (12,621,000)		$ (10,273,000)
Operating expenses	12,901,000	$ 12,901,000	10,594,000
Cost of Goods Sold-Mineral Concentrates
Statement [Line Items]
Cost of goods and services sold	0		(526,000)
Operating Overheads: Mining, Other Development Expense
Statement [Line Items]
Cost of goods and services sold	(2,630,000)		(1,165,000)
Operating Overheads: Milling, conversion expense
Statement [Line Items]
Cost of goods and services sold	(2,697,000)		(1,769,000)
Less Absorption: Mineral properties
Statement [Line Items]
Cost of goods and services sold	(46,000)		(39,000)
Less Absorption: Milling [Member]
Statement [Line Items]
Cost of goods and services sold	(451,000)		0
Cost of Services
Statement [Line Items]
Cost of goods and services sold	(7,791,000)		(6,852,000)
Cost of Goods and Services Sold
Statement [Line Items]
Operating expenses	(12,621,000)		(10,273,000)
Reclamation Asset Amortization
Statement [Line Items]
Operating expenses	$ (280,000)		(243,000)
Selling Expenses
Statement [Line Items]
Operating expenses		0	(14,000)
Sales royalties and non-income taxes
Statement [Line Items]
Operating expenses		$ 0	$ (64,000)